Stock options (Schedule of detailed information related to number and weighted average remaining contractual life of outstanding share options) (Details)	12 Months Ended
	Oct. 31, 2023 share $ / shares	Oct. 31, 2022 share $ / shares	Oct. 31, 2021 share $ / shares	Oct. 31, 2020 share $ / shares
Disclosure Of Information About Stock Options [Line Items]
Number of options | share	9,775,000	11,725,000	11,700,000	2,200,000
Exercise price | $ / shares	$ 0.06	$ 0.06	$ 0.06	$ 0.1
Weighted average remaining contractual life	2 years 4 months 24 days
November 13, 2020 [Member]
Disclosure Of Information About Stock Options [Line Items]
Expiry date of stock options outstanding	November 13, 2025
Number of options | share	5,750,000
Exercise price | $ / shares	$ 0.05
Weighted average remaining contractual life	2 years
October 8, 2021 [Member]
Disclosure Of Information About Stock Options [Line Items]
Expiry date of stock options outstanding	October 8, 2026
Number of options | share	1,000,000
Exercise price | $ / shares	$ 0.07
Weighted average remaining contractual life	2 years 10 months 24 days
December 15, 2021 [Member]
Disclosure Of Information About Stock Options [Line Items]
Expiry date of stock options outstanding	December 15, 2023
Number of options | share	25,000
Exercise price | $ / shares	$ 0.07
Weighted average remaining contractual life	1 month 6 days
March 20, 2023 [Member]
Disclosure Of Information About Stock Options [Line Items]
Expiry date of stock options outstanding	March 20, 2028
Number of options | share	2,000,000
Exercise price | $ / shares	$ 0.07
Weighted average remaining contractual life	4 years 4 months 24 days
April 6, 2023 [Member]
Disclosure Of Information About Stock Options [Line Items]
Expiry date of stock options outstanding	April 6, 2024
Number of options | share	1,000,000
Exercise price | $ / shares	$ 0.12
Weighted average remaining contractual life	4 months 24 days